OTHER INCOME	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
OTHER INCOME	OTHER INCOME
Other income is comprised of the following:

(in thousands of U.S. dollars)
For the years ended December 31	2022	2021

Gain on sale - Bryson MPC Holdings LLC(1)	$5,060	$—
The Shops of Summerhill commercial rental	2,212	1,327
Income from Bryson - pre-sale	2,753	3,459
Insurance recoveries	861	—
Total other income	$10,886	$4,786

(1) Following the Company's designation of Bryson MPC Holdings LLC ("Bryson") as assets held for sale as at June 30, 2022, the Company completed the sale of its 100% interest in Bryson to THPAS Development JV-2 LLC ("THPAS JV-2") on September 1, 2022. The Company recorded a gain of $5,060 from the sale, as described below, and no transaction costs were incurred by the Company as part of the sale.

(in thousands of U.S. dollars)	Bryson MPC Holdings LLC sale
Assets held for sale	$21,591
Liabilities held for sale	(12,850)
Net assets held for sale	8,741
Proceeds from sale(i)	13,801
Gain on sale	$5,060
(i) Cash consideration of $11,041 was received by the Company and non-cash consideration of $2,760 was retained by the Company, reflecting an in-kind contribution in respect of its ownership interest in THPAS JV-2.